Pension and Non-pension Post-employment Benefit Plans - Summary of Plan Assets (Details) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of net defined benefit liability (asset) [line items]
Loss on pension annuity purchases (see note 18(a))	$ 0.2	$ 0.0	$ 0.2	$ 0.0
Pension Plan
Disclosure of net defined benefit liability (asset) [line items]
Interest income		(0.4)	(0.5)	(0.6)
Administrative expenses paid from plan assets		1.3	1.1	1.5
Pension Plan | Plan assets
Disclosure of net defined benefit liability (asset) [line items]
Plan assets, beginning of year		378.1	328.5
Interest income		5.2	6.4
Actuarial losses in other comprehensive income		(5.2)	36.4
Administrative expenses paid from plan assets		(0.8)	(1.1)
Employer contributions		4.7	4.0
Employer direct benefit payments		1.4	1.1
Employer direct settlement payments		0.0	0.0
Settlement payments from employer		0.0	0.0
Settlement payments from plan		0.0	0.0
Benefit payments from plan		(16.8)	(12.5)
Benefit payments from employer		(1.4)	(1.1)
Foreign currency exchange rate changes and other		(5.3)	16.4
Plan assets, end of year		359.9	378.1	328.5
Other benefit plans
Disclosure of net defined benefit liability (asset) [line items]
Interest income		(2.4)	(2.4)	(2.6)
Administrative expenses paid from plan assets		0.0	0.0	0.0
Other benefit plans | Plan assets
Disclosure of net defined benefit liability (asset) [line items]
Plan assets, beginning of year		2.0	1.8
Interest income		0.0	0.0
Actuarial losses in other comprehensive income		0.0	0.0
Administrative expenses paid from plan assets		0.0	0.0
Employer contributions		0.8	0.4
Employer direct benefit payments		1.7	2.6
Employer direct settlement payments		1.1	4.8
Settlement payments from employer		(1.1)	(4.8)
Settlement payments from plan		(0.2)	(0.1)
Benefit payments from plan		(0.5)	(0.2)
Benefit payments from employer		(1.7)	(2.6)
Foreign currency exchange rate changes and other		(0.1)	0.1
Plan assets, end of year		$ 2.0	$ 2.0	$ 1.8